UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $105,190 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPATH DYNM VIX   06741l609      834    20326 SH       SOLE                    13490        0     6836
CREDIT SUISSE NASSAU BRH       INVRS VIX STERM  22542d795      569    24390 SH       SOLE                    24390        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      303    11199 SH       SOLE                        0        0    11199
ISHARES INC                    MSCI HONG KONG   464286871      490    24687 SH       SOLE                        0        0    24687
ISHARES TR                     BARCLYS 7-10 YR  464287440     3827    35654 SH       SOLE                    10442        0    25212
ISHARES TR                     BARCLYS 1-3 YR   464287457      577     6826 SH       SOLE                        0        0     6826
ISHARES TR                     MSCI ACWI INDX   464288257     2347    46250 SH       SOLE                        0        0    46250
ISHARES TR                     HIGH YLD CORP    464288513     1899    20131 SH       SOLE                        0        0    20131
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      413     5992 SH       SOLE                        0        0     5992
SPDR GOLD TRUST                GOLD SHS         78463V107     1767    11437 SH       SOLE                        0        0    11437
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400    38462   549850 SH       SOLE                   222328        0   327522
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      580    11941 SH       SOLE                        0        0    11941
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1373     8761 SH       SOLE                        0        0     8761
SPDR SERIES TRUST              S&P DIVID ETF    78464a763      836    12665 SH       SOLE                        0        0    12665
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     1897    33283 SH       SOLE                        0        0    33283
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    17280   206597 SH       SOLE                        0        0   206597
VANGUARD INDEX FDS             SMALL CP ETF     922908751      440     4832 SH       SOLE                        0        0     4832
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    11948   147708 SH       SOLE                        0        0   147708
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      683    14734 SH       SOLE                        0        0    14734
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858     8672   202160 SH       SOLE                        0        0   202160
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874     2603    52972 SH       SOLE                        0        0    52972
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     6730   122233 SH       SOLE                        0        0   122233
WISDOMTREE TRUST               JAPN HEDGE EQT   97717w851      660    15284 SH       SOLE                        0        0    15284